Stockholders’ Deficit (Details) - USD ($)								1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Feb. 05, 2025	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2023	Oct. 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			1,250,000,000											1,250,000,000	1,250,000,000	1,250,000,000
Common stock par value (in Dollars per share)			$ 0.001											$ 0.001	$ 0.001	$ 0.001
Vote per share														1	1
Preferred stock, shares issued			7,000,000											7,000,000	7,000,000	7,000,000
Preferred stock, shares authorized			7,000,000											7,000,000	7,000,000	7,000,000
Preferred stock par value (in Dollars per share)			$ 0.001											$ 0.001	$ 0.001	$ 0.001
Percentage of anti-dilution provision rights														65.00%	65.00%
Preferred stock, shares outstanding			7,000,000											7,000,000	7,000,000	7,000,000
Fair value for service (in Dollars)	$ 166,372										$ 166,372		$ 227,750		$ 317,800	$ 258,713
Price per share (in Dollars per share)	$ 0.1574	$ 0.25	$ 0.37				$ 0.11			$ 0.25			$ 0.25			$ 0.37
Shares issued			155,464,808											161,569,807	160,512,807	155,464,808
Common stock , shares outstanding			155,464,808											161,569,807	160,512,807	155,464,808
Common stock, par value (in Dollars per share)							$ 0.11	$ 0.2136
Market total value (in Dollars)									$ 100,800				$ 520,000			$ 370,000
Shares of common stock issued					1,000,000			500,000
Stock conversion		2,080,000								2,080,000
Fair value (in Dollars)																950,152
Inventory written off (in Dollars)															$ 0	$ 46,981
Fair value per share (in Dollars per share)																$ 0.1
Fair value per share services (in Dollars per share)																$ 0.36
Original issue discount notes (in Dollars)							$ 342,857
Inducement price per share (in Dollars per share)							$ 0.11
Percentage of conversion discount							20.00%
Percentage of present value debt instruments			10.00%													10.00%
Aggregate share (in Dollars)			$ 692,857													$ 692,857
Converted amount (in Dollars)																$ 797,858
Convertible notes issued			954,638	954,638												954,638
Shares issued of bonus				62,000	62,000	640,000
Fair value of convertible notes issued (in Dollars)			$ 11,098	$ 11,098	$ 11,098
Fair value of price per share (in Dollars per share)				$ 0.179	$ 0.179
Fair value (in Dollars)						$ 114,560
Shares cancelled					171,162,796
Notes Payable [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued					1,000,000
Fair value (in Dollars)					$ 179,000
Conversion options closing price (in Dollars per share)					$ 0.179
Convertible Debt [Member]
Stockholders’ Deficit [Line Items]
Converted amount (in Dollars)																$ 342,857
1st and 2nd Inducements [Member]
Stockholders’ Deficit [Line Items]
Fair value (in Dollars)			$ 186,160													$ 186,160
Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services															1,718,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)			$ 0.11													$ 0.11
Shares of common stock for services	1,057,000										1,057,000	1,475,000			1,718,000	1,083,334
Fair value for service (in Dollars)											$ 1,057	$ 1,475			$ 1,718	$ 1,083
Shares issued			6,298,703													6,298,703
Common stock, par value (in Dollars per share)			$ 0.11													$ 0.11
Market total value (in Dollars)												$ 2,080				$ 1,000
Shares of common stock issued												2,080,000				1,000,000
Stock conversion																7,315,341
Fair value (in Dollars)																$ 7,315
Fair value																258713.00%
Converted amount (in Dollars)																$ 350,000
Converted shares																3,116,882
Converted shares of common stock																3,181,821
Shares cancelled															1
Common Stock [Member] | Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services															1,250,000
Common stock, par value (in Dollars per share)															$ 0.13
Market total value (in Dollars)															$ 162,500
Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services															225,000
Common stock, par value (in Dollars per share)															$ 0.29
Market total value (in Dollars)															$ 65,250
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued																	7,000,000	7,000,000
Marketing and Advertising Service [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services															100,000
Fair value for service (in Dollars)															$ 40,000
Marketing and Advertising Service [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services															143,000
Fair value for service (in Dollars)															$ 50,050
Research and Development Expense [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)															$ 100,800
Shares of common stock issued															750,000
Closing price (in Dollars per share)															$ 0.13
Inducement [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued															2,580,000
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)															$ 520,000
Shares of common stock issued															2,080,000
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)															$ 106,800
Shares of common stock issued															500,000
1st and 2nd Inducements [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued																1,040,000
Conversion options closing price (in Dollars per share)																$ 0.179
Consulting Agreement [Member] | Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation															250,000
Performance Bonus [Member] | Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation															1,000,000
License [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)			0.1													$ 0.1
Stock conversion																1,000,000
Fair value (in Dollars)																$ 370,000
Inventory written off (in Dollars)																$ 46,981
License [Member] | Common Stock [Member] | Stock Issued for License [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)			$ 0.37													$ 0.37
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued														7,000,000	7,000,000
Preferred stock, shares authorized														7,000,000	7,000,000
Preferred stock par value (in Dollars per share)														$ 0.001	$ 0.001
Convertible preferred stock														100	100
Voting rights														100	100 votes for each share
Preferred stock, shares outstanding														7,000,000	7,000,000
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)															$ 0.25
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)															$ 0.2136